Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Equity
Share capital, shares outstanding (in shares)	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued (in dollars per share)	$ 2.50	$ 2.50